Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.34%♦
Communication Services — 10.43%
AT&T	557,812	$ 8,378,336
Comcast Class A	387,191	17,168,049
Meta Platforms Class A †	66,039	19,825,568
Verizon Communications	395,245	12,809,891
		58,181,844
Consumer Discretionary — 9.77%
AutoZone †	1,742	4,424,662
Booking Holdings †	782	2,411,649
Ford Motor	570,687	7,087,932
Gap	288,562	3,067,414
General Motors	123,742	4,079,774
Kohl's	34,133	715,428
Lowe's	32,038	6,658,778
Macy's	408,524	4,742,964
NIKE Class B	43,006	4,112,234
Tapestry	94,858	2,727,167
TJX	162,624	14,454,021
		54,482,023
Consumer Staples — 4.76%
Altria Group	197,392	8,300,334
Philip Morris International	196,882	18,227,335
		26,527,669
Energy — 13.69%
Chevron	47,816	8,062,734
ConocoPhillips	107,120	12,832,976
Exxon Mobil	288,770	33,953,577
Marathon Petroleum	94,259	14,265,157
Valero Energy	51,004	7,227,777
		76,342,221
Financials — 25.49%
American Financial Group	38,297	4,276,626
American International Group	118,443	7,177,646
Bank of New York Mellon	157,426	6,714,219
Blackstone	99,998	10,713,786
Charles Schwab	140,744	7,726,845
Discover Financial Services	15,248	1,320,934
Evercore Class A	54,849	7,562,580
F&G Annuities & Life	12,229	343,146
Fidelity National Financial	126,092	5,207,600
KeyCorp	161,896	1,742,001
Lincoln National	188,172	4,645,967
Mastercard Class A	2,500	989,775
MetLife	251,014	15,791,291
Old Republic International	289,781	7,806,700
OneMain Holdings	179,999	7,216,160
PayPal Holdings †	33,581	1,963,145
PNC Financial Services Group	74,691	9,169,814
Rithm Capital	617,071	5,732,589
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
SEI Investments	45,879	$ 2,763,292
Synchrony Financial	344,542	10,532,649
TPG	39,506	1,189,921
Truist Financial	302,044	8,641,479
Unum Group	99,470	4,892,929
Western Union	610,787	8,050,173
		142,171,267
Healthcare — 16.56%
Bristol-Myers Squibb	323,776	18,791,959
Cigna Group	63,268	18,099,077
CVS Health	149,416	10,432,225
Gilead Sciences	255,437	19,142,449
McKesson	6,268	2,725,640
Merck & Co.	208,225	21,436,763
Pfizer	52,348	1,736,383
		92,364,496
Industrials — 5.48%
Builders FirstSource †	25,815	3,213,710
Delta Air Lines	200,020	7,400,740
Emerson Electric	84,504	8,160,551
Honeywell International	54,232	10,018,820
RTX	24,158	1,738,651
		30,532,472
Information Technology — 13.16%
Broadcom	13,898	11,543,401
Cisco Systems	474,931	25,532,290
Cognizant Technology Solutions Class A	108,848	7,373,363
HP	195,070	5,013,299
KLA	4,054	1,859,408
Microchip Technology	40,547	3,164,693
Motorola Solutions	59,136	16,099,185
QUALCOMM	25,045	2,781,498
		73,367,137
Total Common Stocks (cost $480,972,021)		553,969,129

Short-Term Investments — 0.56%
Money Market Mutual Funds — 0.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	776,811	776,811
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	776,813	776,813
NQ-FL2 [0923] 1123 (3217044)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	776,813	$ 776,813
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	776,813	776,813
Total Short-Term Investments (cost $3,107,250)		3,107,250

Total Value of Securities—99.90% (cost $484,079,271)		557,076,379
Receivables and Other Assets Net of Liabilities—0.10%		579,449
Net Assets Applicable to 19,022,216 Shares Outstanding—100.00%		$557,655,828

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

2    NQ-FL2 [0923] 1123 (3217044)